The Advisors’ Inner Circle Fund II

One Freedom Valley Drive

Oaks, Pennsylvania 19456

July 2, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Advisors’ Inner Circle Fund II, we are filing, pursuant to the Securities Act of 1933, as amended, The Advisors’ Inner Circle Fund II’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the Vontobel Global Environmental Change Fund, a series of Advisers Investment Trust, into the Vontobel Global Environmental Change Fund, a newly created series of The Advisors’ Inner Circle Fund II; and (ii) the reorganization of the Vontobel U.S. Equity Institutional Fund (together with Vontobel Global Environmental Change Fund, the “Target Funds,” and each, a “Target Fund”), a series of Advisers Investment Trust, into the Vontobel U.S. Equity Fund (together with the Vontobel Global Environmental Change Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of The Advisors’ Inner Circle Fund II. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 917.522.6080.

Very truly yours,

/s/ Eric C Griffith

Eric C. Griffith

Vice President & Assistant Secretary